Schedule of Right-of-use Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Right-of-use Assets
Opening balance for the period			$ 6,781	$ 36,529	$ 36,529
Amortization of operating lease right-of use assets		$ (6,782)	(6,781)	$ (22,967)	(29,748)
Closing balance for the period					$ 6,781